GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets are summarized as follows:

	December 31,
	2017	2016
Goodwill on acquisitions	5,294	5,248
Concessions, patents and licenses	275	252
Customer relationships and trade marks	118	120
Other	50	31
Total	5,737	5,651
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other	Total
Cost
At December 31, 2015	730	1,077	36	1,843
Acquisitions	5	—	30	35
Disposals	(2)	—	(5)	(7)
Foreign exchange differences	(1)	22	(1)	20
Transfers and other movements[1]	15	3	(4)	14
Fully amortized intangible assets [2]	(71)	(2)	—	(73)
At December 31, 2016	676	1,100	56	1,832
Acquisitions	6	21	34	61
Disposals	(1)	—	—	(1)
Foreign exchange differences	83	97	9	189
Transfers and other movements [1]	20	(1)	(3)	16
Fully amortized intangible assets [2]	(18)	(3)	—	(21)
At December 31, 2017	766	1,214	96	2,076

Accumulated amortization and impairment losses
At December 31, 2015	464	907	23	1,394
Amortization charge	28	60	5	93
Foreign exchange differences	3	15	(1)	17
Transfers and other movements	—	—	(2)	(2)
Fully amortized intangible assets [2]	(71)	(2)	—	(73)
At December 31, 2016	424	980	25	1,429
Amortization charge	31	31	16	78
Foreign exchange differences	58	89	5	152
Transfers and other movements	(4)	(1)	—	(5)
Fully amortized intangible assets [2]	(18)	(3)	—	(21)
At December 31, 2017	491	1,096	46	1,633

Carrying amount
At December 31, 2016	252	120	31	403
At December 31, 2017	275	118	50	443

1.	Transfers and other movements correspond mainly to transfer from assets under construction into patents and licenses in 2017 and 2016.

2.	Fully amortized assets correspond mainly to licenses in 2017 and 2016.

Schedule of Goodwill Acquired
Goodwill acquired in business combinations for each of the Company’s operating segments is as follows:

	December 31, 2015	Foreign exchange differences and other movements	Divestments[1]	December 31, 2016
NAFTA	2,209	6	(13)	2,202
Brazil	1,426	242	—	1,668
Europe	547	(16)	(2)	529
ACIS	961	(112)	—	849
Total	5,143	120	(15)	5,248

1.	See note 2.3.1

	December 31, 2016	Foreign exchange differences and other movements[1]	Divestments	December 31, 2017
NAFTA	2,202	47	—	2,249
Brazil	1,668	(28)	—	1,640
Europe	529	53	—	582
ACIS	849	(26)	—	823
Total	5,248	46	—	5,294

1.	The movements for Brazil includes 2 related to Sumaré acquisition (please refer to note 2.2.4)

Schedule of Property, Plant and Equipment
Property, plant and equipment is recorded at cost less accumulated depreciation and impairment. Cost includes all related costs directly attributable to the acquisition or construction of the asset. Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 50 years
Auxiliary facilities	15 to 45 years
Other facilities	5 to 20 years
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other [2]	Construction in progress	Mining Assets	Total
Cost
At December 31, 2015	11,732	43,934	3,510	3,659	62,835
Additions	16	299	2,074	37	2,426
Foreign exchange differences	(606)	(1,122)	(57)	(13)	(1,798)
Disposals	(129)	(1,386)	(24)	(4)	(1,543)
Divestments (note 2.3)	(64)	(186)	(4)	—	(254)
Transfers to assets held for sale (note 2.3)	(3)	(97)	(18)	—	(118)
Other movements [1]	162	1,875	(2,224)	72	(115)
At December 31, 2016	11,108	43,317	3,257	3,751	61,433
Additions	90	357	2,441	50	2,938
Foreign exchange differences	1,629	5,560	154	—	7,343
Disposals	(97)	(853)	(7)	(1)	(958)
Divestments (note 2.3)	(7)	(40)	—	—	(47)
Transfers to assets held for sale (note 2.3)	(21)	(95)	—	—	(116)
Other movements [1]	143	1,928	(2,113)	75	33
At December 31, 2017	12,845	50,174	3,732	3,875	70,626

Accumulated depreciation and impairment
At December 31, 2015	3,344	20,220	1,060	2,431	27,055
Depreciation charge for the year	339	2,178	—	111	2,628
Impairment (note 5.3)	(14)	219	—	—	205
Disposals	(103)	(1,336)	(24)	(9)	(1,472)
Foreign exchange differences	(414)	(1,083)	(15)	(1)	(1,513)
Divestments (note 2.3)	(14)	(168)	—	—	(182)
Transfers to assets held for sale (note 2.3)	—	(63)	—	—	(63)
Other movements [1]	—	13	(28)	(41)	(56)
At December 31, 2016	3,138	19,980	993	2,491	26,602
Depreciation charge for the year	329	2,249	—	112	2,690
Impairment (note 5.3)	10	196	—	—	206
Disposals	(61)	(820)	(1)	—	(882)
Foreign exchange differences	940	4,080	18	2	5,040
Divestments (note 2.3)	(4)	(39)	—	—	(43)
Transfers to assets held for sale (note 2.3)	(18)	(64)	—	—	(82)
Other movements [1]	22	118	(22)	6	124
At December 31, 2017	4,356	25,700	988	2,611	33,655

Carrying amount
At December 31, 2016	7,970	23,337	2,264	1,260	34,831
At December 31, 2017	8,489	24,474	2,744	1,264	36,971

1.	Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully amortized assets.

2.	Machinery, equipment and other includes biological assets of 36 and 49 as of December 31, 2017 and 2016, respectively, and bearer plants of 35 and 36 as of December 31, 2017 and 2016, respectively.

Schedule of Future Minimum Lease Payments
The total future minimum lease payments related to finance leases for the year ended December 31, 2017 were as follows:

2018	144
2019 – 2022	440
2023 and beyond	160
Total minimum lease commitments	744
Less: future finance charges	256
Present value of minimum lease payments	488
The total future minimum lease payments related to finance leases for the year ended December 31, 2016 were as follows:

2017	133
2018 – 2021	467
2022 and beyond	221
Total minimum lease commitments	821
Less: future finance charges	292
Present value of minimum lease payments	529
The Company leases various facilities, land and equipment under non-cancellable lease arrangements. Future minimum lease payments required under operating leases that have initial or remaining non-cancellable terms as of December 31, 2017 and 2016 according to maturity periods are as follows:

	December 31,
	2017	2016
Less than 1 year	315	279
1-3 years	412	422
4-5 years	252	267
More than 5 years	332	344
Total	1,311	1,312

Schedule of Key Assumptions in Project Earnings
The following changes in key assumptions in projected earnings in every year of initial five-year period and perpetuity, at the GCGU level, assuming unchanged values for the other assumptions, would cause the recoverable amount to equal respective carrying value as of the impairment test date (i.e.: October 31, 2017 and 2016).

	2017		2016
	ACIS	Brazil	ACIS	Brazil
Excess of recoverable amount over carrying amount	272	1,307	705	555
Increase in pre-tax discount rate (change in basis points)	72	140	191	93
Decrease in average selling price (change in %)	0.49	1.37	1.72	1.03
Decrease in shipments (change in %)	2.16	4.11	5.10	2.36

Schedule of Impairment of Assets
In connection with management’s annual test for impairment of goodwill as of October 31, 2016, property, plant and equipment was also tested for impairment at that date. The Company concluded that the value in use of property, plant and equipment in AMSA was lower than its carrying amount following a revised competitive outlook. Accordingly, the Company recognized a total impairment charge of 156 consisting mainly of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2016 Pre-Tax Discount Rate	2015 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2016
Vanderbijlpark facility	South Africa	ACIS	125	14.97%	14.71%	330
Management estimates discount rates using pre-tax rates that reflect current market rates for investments of similar risk. The rate for each GCGU was estimated from the weighted average cost of capital of producers, which operate a portfolio of assets similar to those of the Company’s assets.

	NAFTA	Brazil	Europe	ACIS
GCGU weighted average pre-tax discount rate used in 2017 (in %)	11.9	15.6	11.0	16.3
GCGU weighted average pre-tax discount rate used in 2016 (in %)	11.7	16.0	10.9	18.7
Impairment charges recognized, were as follows:

	Year ended December 31,
Type of asset	2017	2016	2015
Goodwill	—	—	854
Intangible assets	—	—	157
Tangible assets	206	205	3,753
Total	206	205	4,764
In connection with management’s annual test for impairment of goodwill as of October 31, 2015, property, plant and equipment was also tested for impairment at that date. Management concluded that the recoverable amount of certain of the Company’s property, plant and equipment in the Mining segment was lower than their carrying amount due to a downward revision of cash flow projections primarily resulting from the expected persistence of a lower coking coal and iron ore price outlook. The Company also concluded that the value in use of property, plant and equipment of the Saldanha plant in AMSA was lower than its carrying amount following a revised competitive outlook. Accordingly, the Company recognized a total impairment charge of 2,617 consisting of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2015 Pre-Tax Discount Rate	2014 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2015
ArcelorMittal Liberia	Liberia	Mining	1,363	14.71%	17.80%	25
ArcelorMittal Princeton	United States	Mining	590	8.50%	11.00%	4
Las Truchas Mines	Mexico	Mining	220	10.96%	12.26%	—
ArcelorMittal Serra Azul	Brazil	Mining	176	9.90%	14.56%	—
Volcan mine	Mexico	Mining	10	10.25%	9.42%	—
Saldanha facility	South Africa	ACIS	258	14.18%	11.90%	64
During the six months ended June 30, 2017, management performed a test for impairment relating to the Long Carbon cash-generating unit of ArcelorMittal South Africa as a result of a downward revision of cash flow projections. Accordingly, the Company recognized an impairment charge of 46 consisting of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2017 Pre-Tax Discount Rate	2016 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of June 30, 2017
Long Steel Products	South Africa	ACIS	46	17.12%	16.63%	325
In connection with management’s annual test for impairment of goodwill, property, plant and equipment was also tested for impairment at that date. As of December 31, 2017, the Company concluded that the value in use of property, plant and equipment in AMSA was lower than its carrying amount in the context of the appreciation of the rand against U.S. dollar and the uncertainties about demand outlook. Accordingly, the Company recognized a total impairment charge of 160 consisting mainly of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2017 Pre-Tax Discount Rate	2016 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2017
Vanderbijlpark facility	South Africa	ACIS	86	15.23%	14.97%	296
Long Steel Products	South Africa	ACIS	33	15.24%	15.22%	306